Long-Term Debt - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Current portion of long-term debt	$ 571	$ 223
Non-current:
Non-current portion of long-term debt	1,801	2,288
Total	$ 2,372	$ 2,511	$ 2,013